Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Components of lease costs
	Years Ended December 31,
(in thousands)	2022	2021
Lease Cost
Finance lease cost:
Amortization of right-of-use assets	$207	$139
Interest on lease liabilities	46	58
Total finance lease cost	253	197

Operating lease cost	1,647	71
Variable lease cost	838	-
Short-term lease cost	50	11
Total operating lease cost	2,535	82

Total lease cost	$2,788	$279

Schedule of weighted-average lease term and the weighted-average discount
	December 31, 2022	December 31, 2021
Weighted Average Remaining Lease Term
Operating leases	2.1 years	6.3 years
Finance leases	2.7 years	3.0 years

Weighted Average Discount Rate
Operating leases	3.4%	3.0%
Finance leases	9.0%	8.5%

Schedule of leases supplemental cash flow information
	Years Ended December 31,
(in thousands)	2022	2021
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows from operating leases	$2,470	$121
Operating cash flows from finance leases	29	26
Financing cash flows from finance leases	167	133

Right-of-use assets obtained in exchange for lease obligations
Operating leases:	$4,964	$1,558
Finance leases	47	270

Schedule of future lease payment for operating lease and financing lease
(in thousands)	Operating Leases	Finance Leases	Total Leases
Years ended December 31:
2023	$1,727	$130	$1,857
2024	968	91	1,059
2025	773	71	844
2026	212	10	222
2027	164	-	164
Thereafter	155	-	155
Total future minimum lease payments	3,999	302	4,301
Less: imputed interest	(221)	(44)	(265)
Present value of lease liabilities	$3,778	$258	$4,036

Summary of components of rental revenue
	Years Ended December 31,
(in thousands)	2022	2021
Revenue:
Fixed component	$4,792	$-
Variable component	-	-
Total	$4,792	$-

Summary of future rental payments
(in thousands)	Amount
Years ended December 31:
2023	$2,828
2024	1,018
2025	770
2026	-
2027	-
Thereafter	-
Total	$4,616